Schedule of movement in ordinary shares on issue (Details) - AUD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2023	Jun. 30, 2023
Number of shares at beginning		11,541,658,143	9,233,965,143
Contributed equity, at the beginning		$ 161,342,707	$ 155,138,636
Shares issued during the year (in shares)			2,307,693,000
Shares issued during the year			$ 7,172,399
Shares issued during the year (in shares)
Exercise of performance rights			$ 82,688
Transaction costs arising on share issue (in shares)
Less: transaction costs arising on share issue			$ (916,060)
Valuation of warrants to be issued (in shares)
Valuation of warrants to be issued			$ (134,956)
Share consolidation (in shares)	[1]	(11,426,240,897)
Share consolidation	[1]
Number of shares at end		115,417,246	11,541,658,143
Contributed equity, at the end		$ 161,342,707	$ 161,342,707

[1]	On 18 December 2023 GTG undertook a share consolidation of its equity securities on the basis of 1 security for every 100 securities held. Shareholders approved the equity consolidation at the 2023 Annual General Meeting (AGM).